Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current	$ 869	$ 87	$ 104
Non-current	2,898	2,078	$ 1,910
Total	3,767	2,165
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current		125
Total		125
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	235	528
Total	235	528
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	611
Total	611
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	413	399
Total	413	399
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	479	462
Total	479	462
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	618	564
Total	618	564
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	542
Total	542
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current	818
Total	818
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	51	87
Total	51	87
Unsecured bank loans, bonds and commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current	818
Non-current	2,898	2,078
Total	3,716	2,078
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Current	821	2
Non-current	1,669	1,389
Total	2,490	1,391
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Current	31	82
Non-current		125
Total	31	207
Euros [member]
Disclosure of detailed information about borrowings [line items]
Current	13	1
Non-current	1,229	564
Total	1,242	565
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Current	4	2
Total	$ 4	$ 2